LICENSES AND CONCESSIONS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2018
Contractors [Abstract]
Schedule of Licenses and Concessions Payable

	2018	2017
Personal Mobile Services - SMP	1,025	4,649
STFC concessions	84,594	16,261

Total	85,619	20,910

Current	85,619	20,306
Non-current		604